Investments - Summary of Details of Net Gains and Losses on Equity Securities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Gain (Loss) on Securities [Line Items]
Net gains (losses) recognized during the period on equity securities	¥ (60,563)	¥ 850,567	¥ (557,391)
Less: Net gains (losses) recognized during the period on equity securities sold during the period	17,000	82,969	1,710
Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting period	¥ (77,563)	¥ 767,598	¥ (559,101)